Net Loss Per Share - Basic and Diluted Net Income (loss) Per Share (Details) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net loss	$ (503,939)				$ (956,679)					$ (4,728,869)	$ (5,698,198)
LendingClub Corp [Member]
Net loss	$ (29,844,000)	$ (32,269,000)	$ (36,486,000)	$ (81,351,000)	$ 4,137,000	$ 4,569,000	$ 950,000	$ (4,140,000)	$ (6,374,000)	$ (145,969,000)	$ (4,995,000)	$ (32,894,000)
Weighted-average common shares - Basic	400,308,521	395,877,053	391,453,316	382,893,402	380,266,636	378,631,340	375,982,120	372,841,945	371,959,312	387,762,072	374,872,118	75,573,742
Weighted-average common shares - Diluted	400,308,521	395,877,053	391,453,316	382,893,402	392,397,825	402,634,010	401,934,880	372,841,945	371,959,312	387,762,072	374,872,118	75,573,742
Basic net loss per share attributable to common stockholders	$ (0.07)	$ (0.08)	$ (0.09)	$ (0.21)	$ 0.01	$ 0.01	$ 0.00	$ (0.01)	$ (0.02)	$ (0.38)	$ (0.01)	$ (0.44)
Diluted net loss per share attributable to common stockholders	$ (0.07)	$ (0.08)	$ (0.09)	$ (0.21)	$ 0.01	$ 0.01	$ 0.00	$ (0.01)	$ (0.02)	$ (0.38)	$ (0.01)	$ (0.44)